Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,189,482.19
Previously Paid Amount	0.00
Total Fee Amount	854.77
Total Offset Amount	0.00
Net Fee	$ 854.77
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false